Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 20,162	$ 21,520	$ 8,255	$ 55,631
Advances receivable	175,501	98,352
Due from related parties	4,518	0
Credit risk [Member]
Statement [Line Items]
Cash and cash equivalents	20,162	21,520
Advances receivable	175,501	98,352
Due from related parties	4,518	0
Value at risk	$ 200,181	$ 119,872